Interim Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flow from operating activities
Loss for the period	€ (3,740)	€ (14,056)
Non-cash adjustments
Goodwill and Intangibles assets - Amortization and impairment	253	455
Property, plant & equipment - Depreciation	144	516
Loss on disposal of Property, plant and equipment	7	0
Gain on sales of Property, plant & equipment	(1,070)	0
Provision for onerous contract	9	59
Change in fair value of contingent consideration payable and other financial liabilities	0	(1,128)
Remeasurement of Recoverable Cash Advances (RCAs)	20	66
Grant income (RCAs and others)	(798)	(1,449)
Share-based payment expense	443	1,076
Change in working capital
Trade receivables, other (non-)current receivables	583	514
Trade payables, other (non-)current liabilities	(4,182)	(2,361)
Net cash used in operations	(8,331)	(16,308)
Cash Flow from investing activities
Acquisition of Property, Plant & Equipment	(316)	(106)
Acquisitions of Intangible assets	(34)	0
Disposals of Property, Plant & Equipment	1,315	0
Proceeds from net investment in lease	0	156
Proceeds from short-term investments	0	1,090
Net cash from/(used in) investing activities	965	1,140
Cash Flow from financing activities
Repayments of leases	(92)	(494)
Net proceeds from issuance of shares and exercise of warrants	(10)	(125)
Proceeds from RCAs & other grants	0	174
Repayment of RCAs & other grants	0	0
Net cash from/(used in) financing activities	(102)	(445)
Net cash and cash equivalents at beginning of the period	12,445	30,018
Change in Cash and cash equivalents	(7,468)	(15,613)
Effects of exchange rate changes on cash and cash equivalents	(1)	(20)
Net cash and cash equivalents at the end of the period	€ 4,976	€ 14,385